T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 36.3%
FINANCIAL INSTITUTIONS 14.9%
Banking 9.4%
ABN AMRO Bank, 4.75%, 7/28/25 (1)	390	439
American Express, 3.70%, 11/5/21	1,755	1,823
Banco Santander, 3.125%, 2/23/23	600	630
Banco Santander, 3.49%, 5/28/30	600	666
Banco Santander, 3.848%, 4/12/23	1,400	1,504
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santand, 5.375%, 4/17/25 (1)	1,260	1,399
Bank of America, 3.50%, 4/19/26	600	680
Bank of America, 4.00%, 1/22/25	650	726
Bank of America, 4.20%, 8/26/24	290	323
Bank of America, 6.00%, 10/15/36	300	445
Bank of America, 7.75%, 5/14/38	150	255
Bank of America, VR, 2.592%, 4/29/31 (2)	1,855	1,983
Bank of America, VR, 2.676%, 6/19/41 (2)	1,575	1,675
Bank of America, VR, 3.55%, 3/5/24 (2)	2,500	2,674
Bank of America, VR, 3.824%, 1/20/28 (2)	2,280	2,608
Bank of America, VR, 4.33%, 3/15/50 (2)	2,425	3,284
Bank of Nova Scotia, 1.625%, 5/1/23	2,800	2,881
Barclays, 3.25%, 1/12/21	905	913
Barclays, VR, 2.852%, 5/7/26 (2)	1,640	1,732
Barclays Bank, 1.70%, 5/12/22	820	832
Barclays Bank, 2.65%, 1/11/21	895	902
BPCE, 4.00%, 9/12/23 (1)	1,550	1,688
BPCE, 4.50%, 3/15/25 (1)	1,015	1,124
BPCE, 5.70%, 10/22/23 (1)	850	954
Capital One Financial, 3.65%, 5/11/27 (3)	1,430	1,594
Capital One Financial, 3.90%, 1/29/24	810	885
Citibank, 3.40%, 7/23/21	1,250	1,284

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Citigroup, 5.875%, 1/30/42	450	693
Citigroup, VR, 2.572%, 6/3/31 (2)	3,035	3,225
Citigroup, VR, 3.887%, 1/10/28 (2)	2,000	2,280
Citigroup, VR, 4.075%, 4/23/29 (2)	1,900	2,215
Citizens Bank, 2.55%, 5/13/21	440	447
Citizens Financial Group, 2.375%, 7/28/21	155	158
Citizens Financial Group, 4.30%, 12/3/25	560	642
Commonwealth Bank of Australia, 4.50%, 12/9/25 (1)(3)	800	906
Cooperatieve Rabobank, 3.125%, 4/26/21	1,415	1,442
Credit Suisse, 2.95%, 4/9/25	1,080	1,179
Credit Suisse Group, VR, 2.193%, 6/5/26 (1)(2)	1,765	1,813
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(2)	1,400	1,460
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(2)	745	777
Danske Bank, VR, 3.244%, 12/20/25 (1)(2)	2,290	2,441
Discover Bank, 2.70%, 2/6/30	2,000	2,081
Discover Financial Services, 3.75%, 3/4/25	1,440	1,568
Fifth Third Bancorp, 1.625%, 5/5/23	905	929
Fifth Third Bank, 3.35%, 7/26/21	2,065	2,120
Goldman Sachs Group, 3.00%, 4/26/22	3,350	3,408
Goldman Sachs Group, 3.50%, 1/23/25	750	826
Goldman Sachs Group, 3.80%, 3/15/30	1,235	1,450
Goldman Sachs Group, 4.25%, 10/21/25	795	907
Goldman Sachs Group, 6.75%, 10/1/37	455	688
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2)	1,900	2,070
HSBC Bank USA, 5.875%, 11/1/34	550	769
HSBC Holdings, VR, 2.848%, 6/4/31 (2)	1,515	1,591
HSBC Holdings, VR, 3.262%, 3/13/23 (2)	1,000	1,036
ING Groep, 3.15%, 3/29/22	330	343
ING Groep, 3.55%, 4/9/24	2,430	2,657
Intesa Sanpaolo, 3.125%, 7/14/22 (1)	1,055	1,081
Intesa Sanpaolo, 3.375%, 1/12/23 (1)	375	388

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
JPMorgan Chase, 2.95%, 10/1/26	980	1,087
JPMorgan Chase, 3.375%, 5/1/23	2,055	2,203
JPMorgan Chase, 4.625%, 5/10/21 (3)	900	929
JPMorgan Chase, VR, 2.522%, 4/22/31 (2)	2,295	2,473
JPMorgan Chase, VR, 2.956%, 5/13/31 (2)	1,215	1,316
JPMorgan Chase, VR, 3.559%, 4/23/24 (2)	1,250	1,347
JPMorgan Chase, VR, 3.782%, 2/1/28 (2)	990	1,133
JPMorgan Chase, VR, 3.882%, 7/24/38 (2)	1,380	1,696
KeyBank, 3.35%, 6/15/21	1,775	1,822
KeyCorp, 2.25%, 4/6/27	1,920	2,047
Lloyds Banking Group, VR, 1.326%, 6/15/23 (2)	500	501
M&T Bank, 3.55%, 7/26/23	2,140	2,345
Manufacturers & Traders Trust, 3.40%, 8/17/27	250	279
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25	2,200	2,309
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21	2,640	2,721
Morgan Stanley, 3.125%, 7/27/26	2,000	2,230
Morgan Stanley, 4.10%, 5/22/23	1,290	1,405
Morgan Stanley, 4.30%, 1/27/45	750	1,016
Morgan Stanley, 6.25%, 8/9/26	175	226
Morgan Stanley, VR, 2.188%, 4/28/26 (2)	1,390	1,460
Morgan Stanley, VR, 3.622%, 4/1/31 (2)	1,110	1,294
Morgan Stanley, VR, 3.971%, 7/22/38 (2)	815	1,015
Natwest Group, VR, 4.519%, 6/25/24 (2)(3)	2,050	2,236
NatWest Markets, 2.375%, 5/21/23 (1)	2,505	2,578
PNC Bank, 3.50%, 6/8/23	2,025	2,192
Royal Bank of Canada, 1.60%, 4/17/23	2,345	2,418
Santander UK, 3.75%, 11/15/21	2,310	2,403
State Street, 3.10%, 5/15/23	265	284
State Street, VR, 2.825%, 3/30/23 (1)(2)	595	617
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23	2,605	2,827
Toronto-Dominion Bank, 1.15%, 6/12/25 (3)	1,725	1,760

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (2)	235	267
Truist Bank, VR, 3.502%, 8/2/22 (2)	2,155	2,216
Truist Financial, 1.95%, 6/5/30 (3)	1,455	1,528
UBS Group, 2.95%, 9/24/20 (1)	450	451
UBS Group, VR, 1.364%, 1/30/27 (1)(2)	1,700	1,715
UniCredit, 6.572%, 1/14/22 (1)	1,270	1,350
Wells Fargo, 3.069%, 1/24/23	3,000	3,102
Wells Fargo, VR, 2.188%, 4/30/26 (2)	1,635	1,707
Wells Fargo, VR, 2.393%, 6/2/28 (2)	2,395	2,512
Wells Fargo, VR, 2.572%, 2/11/31 (2)	2,100	2,220
		146,730
Brokerage Asset Managers Exchanges 0.3%
Intercontinental Exchange, 3.45%, 9/21/23 (3)	1,145	1,256
National Securities Clearing, 1.50%, 4/23/25 (1)	3,605	3,730
Raymond James Financial, 3.625%, 9/15/26	100	113
		5,099
Finance Companies 0.8%
AerCap Ireland Capital, 3.30%, 1/23/23	485	478
AerCap Ireland Capital, 3.50%, 5/26/22	335	333
AerCap Ireland Capital, 4.125%, 7/3/23	1,915	1,917
AerCap Ireland Capital, 4.875%, 1/16/24	825	837
AerCap Ireland Capital, 6.50%, 7/15/25	435	465
Air Lease, 2.50%, 3/1/21	760	762
Air Lease, 3.50%, 1/15/22	575	582
Air Lease, 3.625%, 4/1/27	830	814
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	490	442
GATX, 4.35%, 2/15/24	2,355	2,571
GATX, 4.85%, 6/1/21	650	672
GE Capital International Funding, 2.342%, 11/15/20	1,029	1,034
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1)	525	544

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	329	345
		11,796
Insurance 2.8%
AIA Group, 3.20%, 3/11/25 (1)	510	545
AIA Group, 3.60%, 4/9/29 (1)	1,825	2,045
AIA Group, FRN, 3M USD LIBOR + 0.52%, 0.826%, 9/20/21 (1)	1,490	1,483
Allstate, 6.125%, 12/15/32	150	208
American International Group, 3.40%, 6/30/30	3,855	4,280
American International Group, 3.875%, 1/15/35	425	501
Anthem, 2.50%, 11/21/20	390	392
Anthem, 4.55%, 3/1/48	1,135	1,546
Anthem, 4.65%, 1/15/43	460	615
Aon, 2.80%, 3/15/21	965	977
Aon, 3.875%, 12/15/25	405	466
Chubb INA Holdings, 3.35%, 5/15/24 (3)	550	606
Equitable Holdings, 3.90%, 4/20/23	480	516
Fidelity National Financial, 4.50%, 8/15/28	1,615	1,863
First American Financial, 4.60%, 11/15/24	390	424
High Street Funding Trust I, 4.111%, 2/15/28 (1)	1,100	1,262
Liberty Mutual Group, 4.50%, 6/15/49 (1)	1,655	1,981
Liberty Mutual Group, 4.85%, 8/1/44 (1)	1,350	1,692
Lincoln National, 3.80%, 3/1/28	1,205	1,369
Marsh & McLennan, 2.25%, 11/15/30	615	659
Marsh & McLennan, 3.30%, 3/14/23	210	224
Marsh & McLennan, 3.50%, 6/3/24	1,895	2,082
New York Life Insurance, 3.75%, 5/15/50 (1)	1,400	1,707
Principal Financial Group, 2.125%, 6/15/30	2,190	2,282
Principal Financial Group, 3.40%, 5/15/25	1,215	1,349
Protective Life Global Funding, 1.17%, 7/15/25 (1)	2,345	2,356
Reinsurance Group of America, 5.00%, 6/1/21	905	939

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (1)	1,400	1,775
Travelers, 6.25%, 6/15/37 (3)	225	342
Trinity Acquisition, 3.50%, 9/15/21	175	179
UnitedHealth Group, 3.50%, 8/15/39	1,960	2,408
UnitedHealth Group, 3.75%, 7/15/25	400	459
UnitedHealth Group, 4.75%, 7/15/45	900	1,286
Unum Group, 5.625%, 9/15/20	150	151
Voya Financial, 3.125%, 7/15/24	1,440	1,552
Willis North America, 3.60%, 5/15/24	425	462
Willis North America, 4.50%, 9/15/28	1,100	1,324
		44,307
Real Estate Investment Trusts 1.6%
Alexandria Real Estate Equities, 4.00%, 1/15/24	350	387
Alexandria Real Estate Equities, 4.00%, 2/1/50	1,975	2,583
American Campus Communities Operating Partnership,
3.625%, 11/15/27	1,791	1,903
American Campus Communities Operating Partnership,
4.125%, 7/1/24	540	576
Boston Properties, 3.125%, 9/1/23	900	958
Brixmor Operating Partnership, 3.875%, 8/15/22	775	807
Brixmor Operating Partnership, 3.90%, 3/15/27	495	518
Brixmor Operating Partnership, 4.05%, 7/1/30	755	790
Duke Realty, 4.00%, 9/15/28	2,090	2,470
Essex Portfolio, 2.65%, 3/15/32	650	703
Essex Portfolio, 4.50%, 3/15/48	1,435	1,945
Federal Realty Investment Trust, 2.75%, 6/1/23	1,000	1,021
Healthcare Realty Trust, 3.625%, 1/15/28 (3)	605	650
Healthpeak Properties, 2.875%, 1/15/31	420	448
Highwoods Realty, 3.625%, 1/15/23	880	915
Kilroy Realty, 3.45%, 12/15/24	750	785
Kilroy Realty, 4.375%, 10/1/25	335	369

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Prologis, 2.125%, 4/15/27	330	353
Regency Centers, 3.60%, 2/1/27	350	379
Regency Centers, 4.125%, 3/15/28	510	571
Simon Property Group, 3.80%, 7/15/50	2,805	3,063
VEREIT Operating Partnership, 3.95%, 8/15/27	820	879
VEREIT Operating Partnership, 4.625%, 11/1/25	1,765	1,922
WEA Finance, 3.25%, 10/5/20 (1)	380	380
		25,375
Total Financial Institutions		233,307
INDUSTRIAL 19.3%
Basic Industry 0.6%
Air Products & Chemicals, 1.50%, 10/15/25	150	157
ArcelorMittal, 4.55%, 3/11/26	1,055	1,136
Carpenter Technology, 5.20%, 7/15/21	1,125	1,158
Celulosa Arauco y Constitucion, 3.875%, 11/2/27	570	602
Dow Chemical, 3.15%, 5/15/24	860	924
Fresnillo, 5.50%, 11/13/23 (1)	300	330
LYB International Finance II, 3.50%, 3/2/27	1,000	1,121
Newmont, 3.625%, 6/9/21	595	607
Nucor, 2.70%, 6/1/30	765	830
Nucor, 3.95%, 5/1/28	1,385	1,620
Nutrien, 4.00%, 12/15/26 (3)	505	580
Packaging Corp of America, 3.65%, 9/15/24	370	405
Packaging Corp of America, 4.50%, 11/1/23	185	205
		9,675
Capital Goods 0.8%
Boral Finance, 3.00%, 11/1/22 (1)	125	128
Caterpillar Financial Services, 3.15%, 9/7/21	3,180	3,275
CRH America Finance, 3.95%, 4/4/28 (1)	1,700	1,920
General Electric, 3.10%, 1/9/23 (3)	1,750	1,843
General Electric, 6.75%, 3/15/32	378	481

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
John Deere Capital, 2.35%, 1/8/21	545	550
L3Harris Technologies, 3.832%, 4/27/25	295	333
Lockheed Martin, 3.60%, 3/1/35	240	298
Lockheed Martin, 4.07%, 12/15/42	184	247
Raytheon Technologies, 7.20%, 8/15/27 (1)	200	272
Republic Services, 3.375%, 11/15/27	585	674
Roper Technologies, 2.00%, 6/30/30	570	593
Roper Technologies, 2.95%, 9/15/29	675	756
Roper Technologies, 3.00%, 12/15/20	295	297
Roper Technologies, 3.80%, 12/15/26	660	767
		12,434
Communications 4.0%
America Movil SAB de CV, 2.875%, 5/7/30	1,500	1,636
America Movil SAB de CV, 3.625%, 4/22/29	1,475	1,684
America Movil SAB de CV, 6.375%, 3/1/35	300	451
American Tower, 2.40%, 3/15/25	1,000	1,069
AT&T, 2.25%, 2/1/32	3,460	3,547
AT&T, 2.75%, 6/1/31	3,375	3,614
AT&T, 3.00%, 6/30/22	2,000	2,086
AT&T, 4.35%, 3/1/29	1,005	1,201
CC Holdings, 3.849%, 4/15/23	410	443
Charter Communications Operating, 2.80%, 4/1/31	2,355	2,476
Charter Communications Operating, 4.908%, 7/23/25	1,200	1,393
Comcast, 1.95%, 1/15/31	4,955	5,181
Comcast, 3.125%, 7/15/22	1,000	1,055
Comcast, 3.20%, 7/15/36	80	93
Comcast, 3.90%, 3/1/38	2,910	3,624
Comcast, 3.95%, 10/15/25	800	926
Crown Castle International, 2.25%, 1/15/31	1,665	1,727
Crown Castle International, 3.70%, 6/15/26	700	795
Crown Castle Towers, 3.222%, 5/15/22 (1)	25	25

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Crown Castle Towers, 3.663%, 5/15/25 (1)	195	206
Crown Castle Towers, 3.72%, 7/15/23 (1)	450	470
Fox, 4.03%, 1/25/24	595	660
Interpublic Group, 3.50%, 10/1/20	230	231
Interpublic Group, 4.20%, 4/15/24	820	907
Omnicom Group, 3.60%, 4/15/26	695	779
Omnicom Group, 3.625%, 5/1/22	760	802
Omnicom Group, 3.65%, 11/1/24	460	509
RELX Capital, 3.00%, 5/22/30	1,105	1,227
RELX Capital, 3.50%, 3/16/23	530	567
Rogers Communications, 3.625%, 12/15/25	335	381
Rogers Communications, 3.70%, 11/15/49	1,225	1,461
Rogers Communications, 4.35%, 5/1/49	1,295	1,681
SBA Tower Trust, 2.836%, 1/15/25 (1)	1,005	1,047
T-Mobile USA, 3.75%, 4/15/27 (1)	3,565	4,043
Thomson Reuters, 3.35%, 5/15/26	220	242
Time Warner Cable, 4.00%, 9/1/21	100	103
Time Warner Cable, 6.55%, 5/1/37	235	325
Time Warner Cable, 6.75%, 6/15/39	275	384
Verizon Communications, 2.625%, 8/15/26	3,010	3,318
Verizon Communications, 4.00%, 3/22/50 (3)	1,500	2,018
Verizon Communications, 4.272%, 1/15/36	735	940
Verizon Communications, 5.15%, 9/15/23	550	629
Vodafone Group, 3.75%, 1/16/24	2,005	2,201
Vodafone Group, 4.25%, 9/17/50	690	855
Walt Disney, 3.70%, 10/15/25	285	325
Weibo, 3.50%, 7/5/24 (3)	1,275	1,348
WPP Finance 2010, 3.75%, 9/19/24	1,350	1,477
		62,162
Consumer Cyclical 2.8%
Amazon. com, 2.80%, 8/22/24	585	638

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Amazon. com, 3.875%, 8/22/37	915	1,182
Amazon. com, 5.20%, 12/3/25 (3)	1,053	1,299
Aptiv, 4.15%, 3/15/24	365	402
AutoZone, 3.125%, 4/18/24	2,305	2,497
AutoZone, 3.125%, 4/21/26	445	491
BMW US Capital, 3.80%, 4/6/23 (1)	3,805	4,096
Booking Holdings, 3.60%, 6/1/26	665	746
Booking Holdings, 3.65%, 3/15/25	810	901
Expedia Group, 5.00%, 2/15/26	1,060	1,117
Ford Motor Credit, 3.47%, 4/5/21	340	340
General Motors, 4.00%, 4/1/25 (3)	1,090	1,171
General Motors Financial, 4.20%, 11/6/21	2,235	2,309
Hyatt Hotels, 3.375%, 7/15/23	185	186
Hyundai Capital America, 5.75%, 4/6/23 (1)(3)	2,775	3,062
McDonald's, 1.45%, 9/1/25	925	957
O'Reilly Automotive, 3.90%, 6/1/29	2,470	2,920
O'Reilly Automotive, 4.875%, 1/14/21	700	706
PACCAR Financial, 2.65%, 4/6/23	1,020	1,077
QVC, 4.375%, 3/15/23	2,020	2,106
QVC, 4.45%, 2/15/25	70	72
QVC, 4.85%, 4/1/24	840	888
Ross Stores, 4.60%, 4/15/25	3,535	4,071
Toyota Motor, 3.183%, 7/20/21	1,515	1,556
Visa, 1.90%, 4/15/27	2,700	2,883
Visa, 2.15%, 9/15/22	1,005	1,043
Volkswagen Group of America Finance, 2.70%, 9/26/22 (1)	305	317
Volkswagen Group of America Finance, 4.00%, 11/12/21 (1)	2,215	2,305
Walmart, 3.40%, 6/26/23	1,900	2,064
		43,402
Consumer Non-Cyclical 5.0%
Abbott Laboratories, 1.15%, 1/30/28 (3)	1,155	1,185

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Abbott Laboratories, 3.40%, 11/30/23	784	856
Abbott Laboratories, 4.75%, 11/30/36	1,500	2,107
AbbVie, 3.20%, 5/14/26	225	250
AbbVie, 3.60%, 5/14/25	880	984
AbbVie, 4.45%, 5/14/46	1,280	1,649
AbbVie, 4.50%, 5/14/35	1,215	1,517
AbbVie, 4.70%, 5/14/45	1,350	1,786
Agilent Technologies, 3.875%, 7/15/23	920	1,000
Altria Group, 2.35%, 5/6/25	245	261
Altria Group, 3.49%, 2/14/22	1,080	1,128
Altria Group, 4.75%, 5/5/21	1,000	1,034
Amgen, 5.75%, 3/15/40	900	1,283
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	3,390	4,741
BAT Capital, 2.764%, 8/15/22	1,215	1,262
Bayer U. S. Finance II, 3.50%, 6/25/21 (1)	850	869
Becton Dickinson & Company, 2.823%, 5/20/30	2,115	2,321
Becton Dickinson & Company, 3.70%, 6/6/27	1,089	1,244
Bestfoods, 6.625%, 4/15/28	5	7
Biogen, 2.25%, 5/1/30	2,870	2,987
Biogen, 3.625%, 9/15/22	530	565
Boston Scientific, 3.75%, 3/1/26	2,350	2,701
Bristol-Myers Squibb, 3.55%, 8/15/22	905	963
Bristol-Myers Squibb, 4.25%, 10/26/49	1,055	1,521
Cardinal Health, 3.41%, 6/15/27	1,390	1,585
Cardinal Health, 3.75%, 9/15/25	895	1,010
Cigna, 3.00%, 7/15/23	340	361
Cigna, 3.75%, 7/15/23	1,831	1,991
CommonSpirit Health, 2.76%, 10/1/24	855	896
CVS Health, 3.25%, 8/15/29	1,280	1,435
CVS Health, 5.05%, 3/25/48	2,660	3,655
CVS Health, 5.125%, 7/20/45	925	1,254

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Danone, 2.947%, 11/2/26 (1)	1,065	1,182
Diageo Capital, 1.375%, 9/29/25 (3)	1,080	1,117
Elanco Animal Health, 4.662%, 8/27/21	290	302
Express Scripts Holding, 2.60%, 11/30/20	1,075	1,083
Gilead Sciences, 3.25%, 9/1/22	600	632
Hackensack Meridian Health, 4.211%, 7/1/48	1,680	2,145
Hasbro, 3.00%, 11/19/24	1,380	1,457
HCA, 4.125%, 6/15/29 (3)	1,675	1,943
Indiana University Health Obligated Group, 3.97%, 11/1/48	1,030	1,357
Kaiser Foundation Hospitals, 3.50%, 4/1/22	445	467
Keurig Dr Pepper, 2.55%, 9/15/26	450	493
Keurig Dr Pepper, 3.551%, 5/25/21	920	943
MedStar Health, 3.626%, 8/15/49	905	1,011
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%,
7/1/55	600	842
Northwell Healthcare, 3.979%, 11/1/46	1,275	1,402
Partners Healthcare System, Series 2020, 3.192%, 7/1/49	1,865	2,028
Perrigo Finance Unlimited, 3.15%, 6/15/30	1,725	1,840
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	1,660	1,764
Stanford Health Care, Series 2018, 3.795%, 11/15/48	440	558
Takeda Pharmaceutical, 2.05%, 3/31/30 (3)	2,310	2,375
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21	375	378
Unilever Capital, 3.00%, 3/7/22	1,255	1,308
West Virginia United Health System Obligated Group, Series
2018, 4.924%, 6/1/48	1,600	2,059
Zoetis, 2.00%, 5/15/30	3,365	3,562
		78,656
Energy 3.3%
Boardwalk Pipelines, 4.45%, 7/15/27	230	245
Boardwalk Pipelines, 4.95%, 12/15/24	360	385
BP Capital Markets America, 3.194%, 4/6/25	2,900	3,184
BP Capital Markets America, 3.41%, 2/11/26	1,280	1,432

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Cameron LNG, 2.902%, 7/15/31 (1)	515	572
Cameron LNG, 3.701%, 1/15/39 (1)	425	482
Canadian Natural Resources, 2.95%, 1/15/23	1,475	1,532
Canadian Natural Resources, 2.95%, 7/15/30	1,520	1,558
Chevron, 1.995%, 5/11/27	1,335	1,425
Concho Resources, 3.75%, 10/1/27	360	393
ConocoPhillips, 4.95%, 3/15/26	1,900	2,305
DCP Midstream Operating, 4.75%, 9/30/21 (1)	710	721
Diamondback Energy, 2.875%, 12/1/24	2,235	2,271
Enbridge, 4.00%, 10/1/23	420	458
Enbridge, 4.25%, 12/1/26	355	409
Enbridge, 5.50%, 12/1/46 (3)	555	738
Enbridge Energy Partners, 5.50%, 9/15/40	165	209
Energy Transfer Operating, 3.75%, 5/15/30	670	662
Energy Transfer Operating, 5.25%, 4/15/29	1,090	1,192
Eni, Series X-R, 4.00%, 9/12/23 (1)	620	671
Enterprise Products Operating, 3.50%, 2/1/22	2,650	2,763
EOG Resources, 2.625%, 3/15/23 (3)	2,175	2,286
EOG Resources, 4.375%, 4/15/30	1,710	2,080
Exxon Mobil, 1.571%, 4/15/23	4,155	4,281
Florida Gas Transmission, 3.875%, 7/15/22 (1)	435	454
MPLX, FRN, 3M USD LIBOR + 1.10%, 1.413%, 9/9/22	1,490	1,475
Occidental Petroleum, 2.90%, 8/15/24	2,385	2,236
Occidental Petroleum, 3.00%, 2/15/27	1,475	1,298
Sabine Pass Liquefaction, 4.20%, 3/15/28	795	876
Sabine Pass Liquefaction, 4.50%, 5/15/30 (1)	650	749
Schlumberger Holdings, 3.75%, 5/1/24 (1)	1,065	1,158
Southeast Supply Header, 4.25%, 6/15/24 (1)	405	402
Spectra Energy Partners, 3.375%, 10/15/26	440	483
Suncor Energy, 3.10%, 5/15/25	750	814
Suncor Energy, 3.60%, 12/1/24	355	389

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Total Capital International, 2.986%, 6/29/41	3,910	4,358
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	780	966
Valero Energy, 2.85%, 4/15/25	445	473
Williams, 4.85%, 3/1/48	185	218
Woodside Finance, 3.70%, 9/15/26 (1)	315	337
Woodside Finance, 3.70%, 3/15/28 (1)	425	448
Woodside Finance, 4.50%, 3/4/29 (1)	1,420	1,591
		50,979
Industrial Other 0.3%
Alfa SAB de CV, 5.25%, 3/25/24 (1)	200	218
Georgetown University, Series B, 4.315%, 4/1/49	1,475	1,930
Northwestern University, 2.64%, 12/1/50	1,260	1,407
President & Fellows of Harvard College, 3.619%, 10/1/37	385	479
		4,034
Technology 1.8%
Apple, 3.20%, 5/11/27	4,005	4,584
Avnet, 4.625%, 4/15/26	1,440	1,611
Baidu, 3.875%, 9/29/23 (3)	1,555	1,672
Broadcom, 4.70%, 4/15/25 (1)	920	1,053
Fidelity National Information Services, 4.25%, 5/15/28	1,745	2,113
Keysight Technologies, 4.55%, 10/30/24	1,427	1,617
Microchip Technology, 3.922%, 6/1/21	460	469
Micron Technology, 2.497%, 4/24/23	950	993
Micron Technology, 4.185%, 2/15/27	2,665	3,068
NXP, 3.15%, 5/1/27 (1)	390	424
PayPal Holdings, 1.65%, 6/1/25	3,365	3,506
QUALCOMM, 2.15%, 5/20/30	3,055	3,270
QUALCOMM, 3.25%, 5/20/27	994	1,141
Tencent Holdings, 2.985%, 1/19/23 (1)	550	573
Texas Instruments, 1.375%, 3/12/25	655	681

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Texas Instruments, 1.75%, 5/4/30	1,240	1,296
		28,071
Transportation 0.7%
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	614	506
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24	789	536
Burlington Northern Santa Fe, 6.15%, 5/1/37	100	153
Canadian National Railway, 6.25%, 8/1/34	95	146
Continental Airlines PTT, Series 2010-1, Class A, 4.75%,
1/12/21	84	81
Delta Air Lines, 2.60%, 12/4/20	740	735
Delta Air Lines, 3.80%, 4/19/23	550	514
ERAC USA Finance, 4.50%, 8/16/21 (1)	320	331
ERAC USA Finance, 4.50%, 2/15/45 (1)	260	283
ERAC USA Finance, 5.25%, 10/1/20 (1)	375	377
Heathrow Funding, 4.875%, 7/15/21 (1)	1,120	1,152
Kansas City Southern, 2.875%, 11/15/29 (3)	1,130	1,242
Kansas City Southern, 3.00%, 5/15/23	340	354
Kansas City Southern, 3.50%, 5/1/50	1,155	1,351
Kansas City Southern, 4.70%, 5/1/48 (3)	720	990
Norfolk Southern, 5.59%, 5/17/25	48	58
Transurban Finance, 3.375%, 3/22/27 (1)	225	239
Transurban Finance, 4.125%, 2/2/26 (1)	175	192
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22	604	535
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28	794	746
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30	1,152	945
		11,466
Total Industrial		300,879
UTILITY 2.1%
Electric 1.8%
American Electric Power, Series I, 3.65%, 12/1/21	205	213
Ausgrid Finance, 3.85%, 5/1/23 (1)(3)	1,105	1,166

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Berkshire Hathaway Energy, 6.125%, 4/1/36	170	257
CenterPoint Energy, 3.60%, 11/1/21	850	884
CenterPoint Energy Houston Electric, Series K2, 6.95%,
3/15/33	100	154
CMS Energy, 4.875%, 3/1/44	600	825
Duke Energy, 2.65%, 9/1/26	355	389
Duke Energy, 3.75%, 9/1/46	280	344
Duke Energy Florida, 6.35%, 9/15/37	170	271
Duke Energy Progress, 6.30%, 4/1/38	100	158
Enel Finance International, 4.25%, 9/14/23 (1)	1,930	2,106
Exelon, 3.40%, 4/15/26	1,815	2,024
Metropolitan Edison, 4.30%, 1/15/29 (1)	2,300	2,769
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	1,765	1,994
Mississippi Power, 3.95%, 3/30/28	895	1,033
Nevada Power, Series N, 6.65%, 4/1/36	400	607
Ohio Power, Series M, 5.375%, 10/1/21	450	476
Pacific Gas & Electric, 2.10%, 8/1/27	1,985	1,975
PacifiCorp, 4.125%, 1/15/49	1,400	1,868
PacifiCorp, 6.25%, 10/15/37	90	138
PECO Energy, 5.95%, 10/1/36	150	222
Public Service Electric & Gas, 5.70%, 12/1/36	180	260
San Diego Gas & Electric, 4.10%, 6/15/49	1,765	2,321
San Diego Gas & Electric, 6.125%, 9/15/37	170	242
Southern, 4.40%, 7/1/46	1,905	2,410
Tampa Electric, 6.15%, 5/15/37	700	992
Virginia Electric & Power, Series A, 2.875%, 7/15/29	1,100	1,245
Vistra Operations, 3.55%, 7/15/24 (1)	1,270	1,332
		28,675
Natural Gas 0.3%
APT Pipelines, 4.25%, 7/15/27 (1)	375	422
NiSource, 3.49%, 5/15/27	695	795

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)

NiSource, 3.65%, 6/15/23	1,790	1,932

NiSource, 3.95%, 3/30/48	1,000	1,253

Southern California Gas, Series KK, 5.75%, 11/15/35	140	197

		4,599
Total Utility		33,274
Total Corporate Bonds (Cost $517,356)		567,460

ASSET-BACKED SECURITIES 2.9%

Car Loan 1.1%

Avis Budget Rental Car Funding AESOP
Series 2016-2A, Class A
2.72%, 11/20/22 (1)	2,170	2,171

Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class A
3.45%, 3/20/23 (1)	1,090	1,095

Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1)	1,170	1,179

Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1)	655	645

CarMax Auto Owner Trust
Series 2017-4, Class A3
2.11%, 10/17/22	133	134

CarMax Auto Owner Trust
Series 2018-2, Class A3
2.98%, 1/17/23	629	639

CarMax Auto Owner Trust
Series 2020-1, Class B
2.21%, 9/15/25	3,025	3,150

CarMax Auto Owner Trust
Series 2020-3, Class B
1.09%, 3/16/26	2,070	2,077

Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (1)	2,745	2,931

GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3
2.81%, 12/16/22	895	908

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)

Hyundai Auto Receivables Trust
Series 2018-A, Class A3
2.79%, 7/15/22	421	425

Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (1)	1,265	1,295

		16,649
Credit Card 0.0%

Synchrony Credit Card Master Note Trust
Series 2017-2, Class A
2.62%, 10/15/25 (3)	610	631

		631
Other Asset-Backed Securities 1.1%

Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 1.085%, 7/25/27 (1)	596	588

CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 1.105%, 10/25/27 (1)	1,505	1,486

CNH Equipment Trust
Series 2017-C, Class A3
2.08%, 2/15/23	303	305

CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27	2,315	2,332

DRIVEN BRANDS FUNDING
Series 2020-1A, Class A2
3.786%, 7/20/50 (1)	800	833

Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1)	214	216

GreatAmerica Leasing Receivables Funding
Series 2018-1, Class A3
2.60%, 6/15/21 (1)	85	86

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (1)	535	538

Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1)	1,317	1,342

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)

Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (1)	228	228

Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.545%, 10/25/32 (1)	1,785	1,754

MMAF Equipment Finance
Series 2017-B, Class A3
2.21%, 10/17/22 (1)	388	391

MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1)	740	740

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1)	39	39

Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 1.125%, 7/15/27 (1)	819	800

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.443%, 10/17/29 (1)	1,633	1,606

OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 2.073%, 10/17/29 (1)	1,095	1,062

Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1)	2,471	2,469

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (1)	33	33

Sonic Capital
Series 2018-1A, Class A2
4.026%, 2/20/48 (1)	143	147

Wendy's Funding
Series 2018-1A, Class A2I
3.573%, 3/15/48 (1)	307	319

		17,314
Student Loan 0.7%

Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1)	1,825	1,894

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)

Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1)	1,790	1,853

Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1)	3,049	3,120

Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1)	1,355	1,392

SLM Student Loan Trust
Series 2010-1, Class A, FRN
1M USD LIBOR + 0.40%, 0.572%, 3/25/25	915	865

SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1)	1,033	1,080

SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1)	755	775

		10,979
Total Asset-Backed Securities (Cost $44,931)		45,573

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 7.0%

Collateralized Mortgage Obligations 3.4%

Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (1)	3,533	3,540

COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1)	2,808	2,823

Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.372%, 1/25/30	1,972	1,916

Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (1)	219	222

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (1)	729	732

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)

Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1)	755	758

FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1)	1,285	1,278

Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1)	337	347

Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1)	728	738

Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (1)	1,147	1,171

Galton Funding Mortgage Trust
Series 2019-H1, Class A3, CMO, ARM
2.964%, 10/25/59 (1)	1,124	1,138

Goldman Sachs Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
3.00%, 8/25/50 (1)	3,519	3,643

Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (1)	531	531

Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (1)	2,627	2,655

Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (1)	786	791

MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1)	1,705	1,826

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1)	57	57

Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (1)	819	852

New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1)	1,823	1,859

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)

New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60 (1)	1,108	1,100

New Residential Mortgage Loan Trust
Series 2020-NQM2, Class A1, CMO, ARM
1.65%, 5/24/60 (1)	2,749	2,753

OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1)	763	778

OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M USD LIBOR + 1.10%, 1.272%, 10/25/59 (1)	470	473

OBX Trust
Series 2019-INV1, Class A10, CMO, ARM
4.00%, 11/25/48 (1)	1,440	1,476

Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (1)	320	317

Sequoia Mortgage Trust
Series 2018-CH1, Class A11, CMO, ARM
3.50%, 2/25/48 (1)	354	357

Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1)	986	1,014

Sequoia Mortgage Trust
Series 2018-CH4, Class A11, CMO, ARM
4.00%, 10/25/48 (1)	541	542

SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1)	849	856

Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1)	241	242

Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1)	607	608

Structured Agency Credit Risk Debt Notes
Series 2020-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 1.50%, 1.672%, 6/25/50 (1)	975	975

Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (1)	139	140

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1)	150	151

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1)	213	216

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1)	245	251

Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1)	251	253

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1)	303	311

Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1)	544	566

Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1)	288	298

Verus Securitization Trust
Series 2018-INV1, Class A1, CMO, ARM
3.626%, 3/25/58 (1)	488	490

Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (1)	1,041	1,061

Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1)	2,436	2,477

Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1)	2,577	2,611

Verus Securitization Trust
Series 2020-1, Class A3, CMO, ARM, STEP
2.724%, 1/25/60 (1)	2,669	2,653

Vista Point Securitization Trust
Series 2020-1, Class A1, CMO, ARM
1.763%, 3/25/65 (1)	3,523	3,527

		53,373

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)

Commercial Mortgage-Backed Securities 3.6%

Ashford Hospitality Trust
Series 2018-ASHF, Class A, ARM
1M USD LIBOR + 0.90%, 1.075%, 4/15/35 (1)	1,470	1,375

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 1.105%, 12/15/36 (1)	1,435	1,349

BANK
Series 2017-BNK8, Class B, ARM
3.928%, 11/15/50	1,795	1,971

BANK
Series 2020-BN25, Class B, ARM
3.043%, 1/15/63	1,225	1,282

Barclays Commercial Mortgage Trust
Series 2018-C2, Class A5
4.314%, 12/15/51	2,245	2,698

Barclays Commercial Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 2.335%, 11/25/34 (1)	535	492

BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 1.715%, 10/15/34 (1)	1,870	1,720

Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65A, ARM
4.411%, 5/15/52 (1)	745	752

Cantor Commercial Real Estate Lending
Series 2019-CF1, Class C, ARM
4.352%, 5/15/52	565	596

CD Mortgage Trust
Series 2016-CD2, Class A4, ARM
3.526%, 11/10/49	910	1,018

Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35 (1)	960	967

Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47	890	959

Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4
3.778%, 9/10/58	440	490

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)

Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50	1,450	1,606

Commercial Mortgage Trust
Series 2014-LC15, Class B, ARM
4.599%, 4/10/47	765	801

Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47	2,690	2,940

Commercial Mortgage Trust
Series 2015-LC21, Class A4
3.708%, 7/10/48	1,800	1,984

Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (1)	1,195	1,259

Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (1)	2,315	2,214

Goldman Sachs Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM
3.992%, 3/10/51	740	849

Goldman Sachs Mortgage Securities Trust
Series 2019-GSA1, Class B
3.511%, 11/10/52	1,555	1,599

Goldman Sachs Mortgage Securities Trust
Series 2020-GC45, Class A5
2.911%, 2/13/53	1,300	1,447

Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 1.209%, 12/15/36 (1)	3,110	2,989

Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 2.108%, 12/15/36 (1)	850	782

JPMorgan Bank Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47	2,690	2,963

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP5, Class A5
3.723%, 3/15/50	1,545	1,761

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48	660	723

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

Par/Shares		$ Value
(Amounts in 000s)

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47	1,380	1,514

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5
2.86%, 9/15/49	300	323

Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, ARM
3.779%, 5/15/48	700	774

Morgan Stanley Capital I Trust
Series 2018-H4, Class A4
4.31%, 12/15/51	3,010	3,601

Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.177%, 11/10/36 (1)	1,815	1,355

New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 1.764%, 4/15/32 (1)	790	715

RETL
Series 2019-RVP, Class A, ARM
1M USD LIBOR + 1.15%, 1.325%, 3/15/36 (1)	130	124

Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class B
3.671%, 12/15/52	2,090	2,260

Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A5
2.725%, 2/15/53	2,455	2,705

WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57	1,330	1,467

WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47	2,025	2,210

		56,634
Total Non-U.S. Government Mortgage-Backed Securities (Cost $108,996)		110,007

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 29.8%
U. S. Government Agency Obligations 23.4% (4)
Federal Home Loan Mortgage
1.749%, 2/25/22	918	926
1.875%, 4/25/22	722	727
2.206%, 6/25/25	910	958
2.50%, 4/1/30 - 6/1/30	1,304	1,386
2.777%, 4/25/23	191	197
2.952%, 2/25/27	672	725
3.00%, 6/1/43 - 4/1/47	6,914	7,360
3.50%, 3/1/42 - 3/1/46	4,968	5,394
4.00%, 10/1/40 - 8/1/45	2,103	2,302
4.50%, 8/1/39 - 10/1/41	973	1,083
5.00%, 7/1/25 - 8/1/40	814	933
5.50%, 1/1/35 - 12/1/39	171	197
6.00%, 10/1/21 - 8/1/38	143	162
6.50%, 4/1/24 - 1/1/36	76	85
7.00%, 6/1/32	2	2
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.726%, 2.721%, 7/1/35	18	19
12M USD LIBOR + 1.625%, 3.47%, 4/1/37	37	39
12M USD LIBOR + 1.745%, 3.744%, 2/1/37	22	23
12M USD LIBOR + 1.75%, 3.75%, 2/1/35	48	51
12M USD LIBOR + 2.029%, 4.049%, 11/1/36	10	11
12M USD LIBOR + 2.056%, 4.12%, 12/1/36	22	23
Federal Home Loan Mortgage, CMO, 4.00%, 11/15/36	12	12
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50	1,522	238

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Federal Home Loan Mortgage, UMBS
3.00%, 5/1/31 - 7/1/50	8,964	9,622
3.50%, 6/1/33	1,849	1,948
4.00%, 12/1/49 - 2/1/50	10,482	11,171
4.50%, 5/1/50	679	736
5.00%, 12/1/41	982	1,128
Federal National Mortgage Assn. , 4.00%, 11/1/40	919	999
Federal National Mortgage Assn. , ARM
12M USD LIBOR + 1.626%, 2.632%, 7/1/35	11	11
12M USD LIBOR + 1.655%, 2.725%, 8/1/37	5	5
12M USD LIBOR + 1.612%, 2.955%, 7/1/36	27	29
12M USD LIBOR + 1.855%, 3.855%, 1/1/37	2	2
Federal National Mortgage Assn. , CMO, 4.00%, 6/25/44	552	566
Federal National Mortgage Assn. , UMBS
2.00%, 8/1/28	476	497
2.50%, 5/1/30 - 6/1/32	2,362	2,491
3.00%, 10/1/32 - 12/1/49	72,588	78,066
3.50%, 11/1/25 - 5/1/50	67,826	72,426
4.00%, 11/1/40 - 11/1/49	33,174	35,939
4.50%, 10/1/20 - 5/1/50	19,681	21,655
5.00%, 2/1/21 - 9/1/48	2,524	2,877
5.50%, 3/1/21 - 5/1/44	4,825	5,629
6.00%, 5/1/21 - 7/1/41	2,948	3,464
6.50%, 5/1/31 - 9/1/38	358	416
7.00%, 2/1/24 - 11/1/36	18	19
7.50%, 12/1/30 - 3/1/31	1	1
UMBS, TBA
2.00%, 8/1/50 (5)	14,690	15,219
2.50%, 8/1/50 (5)	39,735	41,742
3.00%, 8/1/50 (5)	10,825	11,454
3.50%, 8/1/50 (5)	2,950	3,111

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
4.00%, 8/1/50 (5)	10,535	11,191
4.50%, 8/1/50 (5)	9,859	10,599
		365,866
U. S. Government Obligations 6.4%
Government National Mortgage Assn.
3.00%, 9/15/42 - 7/20/50	23,902	25,035
3.50%, 9/15/41 - 1/20/49	27,108	29,086
4.00%, 2/15/41 - 10/20/48	14,740	15,846
4.50%, 6/15/39 - 12/20/49	12,986	14,041
5.00%, 9/15/39 - 6/20/49	10,913	11,965
5.50%, 2/20/34 - 3/20/49	1,826	2,015
6.00%, 8/15/33 - 4/15/36	22	26
6.50%, 12/20/33	1	1
7.50%, 8/15/25 - 1/15/32	43	45
8.00%, 1/15/26	5	6
Government National Mortgage Assn. , CMO, 3.00%, 11/20/47-
12/20/47	548	572
Government National Mortgage Assn. , CMO, ARM, 1M USD
LIBOR + 0.30%, 0.487%, 9/20/48	525	524
		99,162
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $449,973)		465,028

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 19.1%
U. S. Government Agency Obligations 0.1% (4)
Federal National Mortgage Assn. , 6.25%, 5/15/29	342	498
Federal National Mortgage Assn. , 6.625%, 11/15/30	500	777
Total U. S. Government Agency Obligations		1,275
U. S. Treasury Obligations 19.0%
U. S. Treasury Bonds, 2.00%, 2/15/50 (3)	19,400	23,298
U. S. Treasury Bonds, 2.50%, 2/15/45	3,535	4,548
U. S. Treasury Bonds, 2.50%, 5/15/46	4,805	6,224

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Treasury Bonds, 2.75%, 11/15/42	3,000	3,991
U. S. Treasury Bonds, 2.75%, 8/15/47	2,970	4,052
U. S. Treasury Bonds, 3.00%, 11/15/44 (3)	585	816
U. S. Treasury Bonds, 3.00%, 5/15/45	4,115	5,755
U. S. Treasury Bonds, 3.00%, 11/15/45	6,780	9,517
U. S. Treasury Bonds, 3.00%, 2/15/47	3,400	4,826
U. S. Treasury Bonds, 3.00%, 5/15/47	3,150	4,476
U. S. Treasury Bonds, 3.00%, 2/15/48	15,800	22,589
U. S. Treasury Bonds, 3.125%, 11/15/41	22,875	32,061
U. S. Treasury Bonds, 3.50%, 2/15/39 (3)	7,570	10,982
U. S. Treasury Bonds, 3.625%, 8/15/43	4,890	7,409
U. S. Treasury Notes, 0.125%, 7/15/23	7,440	7,441
U. S. Treasury Notes, 0.25%, 6/15/23	6,580	6,604
U. S. Treasury Notes, 0.25%, 5/31/25 (3)	17,000	17,037
U. S. Treasury Notes, 0.375%, 3/31/22 (3)	14,855	14,918
U. S. Treasury Notes, 0.375%, 4/30/25 (3)	9,595	9,673
U. S. Treasury Notes, 0.625%, 5/15/30 (3)	4,000	4,033
U. S. Treasury Notes, 1.125%, 2/28/22 (3)	9,140	9,284
U. S. Treasury Notes, 1.50%, 11/30/24	14,600	15,426
U. S. Treasury Notes, 2.00%, 5/31/24	5,800	6,206
U. S. Treasury Notes, 2.25%, 8/15/27	1,770	1,998
U. S. Treasury Notes, 2.75%, 4/30/23 (3)(6)	29,420	31,535
U. S. Treasury Notes, 2.75%, 7/31/23	19,700	21,245
U. S. Treasury Notes, 2.75%, 8/31/23	11,015	11,900
Total U. S. Treasury Obligations		297,844
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$260,410)		299,119

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.2%
Local Authorities 0.7%
Province of Alberta, 3.30%, 3/15/28	1,605	1,876
Province of Manitoba, 2.60%, 4/16/24	1,492	1,608
Province of New Brunswick, 3.625%, 2/24/28	2,545	3,014
Province of Ontario, 2.40%, 2/8/22	2,000	2,063
Province of Quebec, 2.75%, 8/25/21	1,350	1,386
Province of Quebec, 7.50%, 9/15/29	104	162
		10,109
Owned No Guarantee 0.3%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1)	295	345
CNOOC Finance, 3.00%, 5/9/23	870	915
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1)	570	644
Pertamina Persero, 4.30%, 5/20/23 (1)	650	696
Perusahaan Gas Negara, 5.125%, 5/16/24 (1)	405	442
State Grid Overseas Investment, 3.75%, 5/2/23 (1)	1,155	1,241
		4,283
Sovereign 0.2%
Government of Bermuda, 4.138%, 1/3/23 (1)	660	696
Government of Qatar, 3.75%, 4/16/30 (1)(3)	730	860
Republic of Colombia, 4.00%, 2/26/24	260	277
Republic of Indonesia, 4.875%, 5/5/21	700	724
Republic of Poland, 3.25%, 4/6/26	845	956
United Mexican States, 8.00%, 9/24/22	300	341
		3,854
Total Foreign Government Obligations & Municipalities (Cost $16,548)		18,246

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 2.9%
California 0.4%
California, Build America, GO, 7.625%, 3/1/40	1,350	2,430
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (7)	250	280
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	700	1,103
Regents of the Univ. of California, Medical Center Ed Revenue
Bonds, Series N, 3.256%, 5/15/60	700	785
San Diego County Water Auth., Build America, Series B,
6.138%, 5/1/49	275	447
San Jose Redev. Agency, Senior Tax Allocation, Series A,
3.375%, 8/1/34	610	664
Univ. of California Regents, Build America, 5.77%, 5/15/43	470	687
		6,396
Florida 0.1%
Florida Dev. Finance, Nova Southeastern University Project,
Series B, 4.109%, 4/1/50	1,425	1,442
		1,442
Georgia 0.2%
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57	1,797	2,758
		2,758
Illinois 0.2%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%,
1/1/40	1,350	2,060
Illinois Toll Highway Auth. , Build America, Series A, 6.184%,
1/1/34	295	428
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, Series A-1, GO, 5.72%, 12/1/38	460	678
		3,166
Maryland 0.1%
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42	2,025	2,199
		2,199

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Michigan 0.3%
Detroit City School Dist. , Qualified School Construction Bonds,
GO, 6.645%, 5/1/29	1,220	1,624
Great Lakes Water Auth. Sewage Disposal System Revenue,
Senior Lien, Series A, 3.056%, 7/1/39	445	492
Great Lakes Water Auth. Water Supply System Revenue, Senior
Lien, Series C, 3.473%, 7/1/41	1,500	1,659
		3,775
Minnesota 0.2%
Western Minnesota Municipal Power Agency, Series A, 3.156%,
1/1/39	2,350	2,615
		2,615
New Jersey 0.1%
New Jersey Turnpike Auth. , Build America, Series F, 7.414%,
1/1/40	1,000	1,764
		1,764
New York 0.3%
Dormitory Auth. of the State of New York, New York Univ. ,
Series B, 3.879%, 7/1/46	950	1,038
Dormitory Auth. of the State of New York, New York Univ. ,
Series B, 4.85%, 7/1/48	800	952
Metropolitan Transportation Auth. , Build America, 6.548%,
11/15/31	1,320	1,621
Metropolitan Transportation Auth. , Build America, 7.336%,
11/15/39	145	238
Metropolitan Transportation Auth. , Build America, Series A-1,
5.871%, 11/15/39	500	592
		4,441
Ohio 0.2%
American Municipal Power, Build America, Series B, 6.449%,
2/15/44	2,005	3,066
		3,066
Pennsylvania 0.1%
Philadelphia Auth. for IDA, 3.964%, 4/15/26	680	738
		738

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
South Carolina 0.0%
South Carolina Public Service Auth. , Series D, 2.388%, 12/1/23	630	646
		646
Texas 0.4%
Dallas/Fort Worth Int'l. Airport, Series C, 3.089%, 11/1/40 (8)	3,905	3,961
Texas Private Activity Bond Surface Transportation, North
Tarrant Express, Series B, 3.922%, 12/31/49	2,400	2,653
		6,614
Utah 0.1%
Utah Transit Auth. , Senior Lien, Series B, 3.443%, 12/15/42	1,735	1,865
		1,865
Virginia 0.1%
Virginia Commonwealth Transportation Board, Build America,
Series B, 5.35%, 5/15/35	480	618
Virginia Public Building Auth. , Build America, Series B-2, 5.90%,
8/1/30	570	738
		1,356
Wisconsin 0.1%
Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36	1,700	1,874
		1,874
Total Municipal Securities (Cost $38,339)		44,715

SHORT-TERM INVESTMENTS 7.9%
Money Market Funds 7.9%
T. Rowe Price Government Reserve Fund, 0.13% (9)(10)	123,973	123,973
Total Short-Term Investments (Cost $123,973)		123,973

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 4.5%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 0.25% (9)(10)	415	4,155
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		4,155
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 4.2%
Short-Term Funds 4.2%
T. Rowe Price Short-Term Fund, 0.25% (9)(10)	6,640	66,400
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		66,400
Total Securities Lending Collateral (Cost $70,555)		70,555

Total Investments in Securities 111.6%
(Cost $1,631,081)		$1,744,676
Other Assets Less Liabilities (11.6)%		(181,284)
Net Assets 100.0%		$1,563,392

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $190,537 and represents 12.2% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	All or a portion of this security is on loan at July 31, 2020.
(4)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(5)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $93,316 and represents 6.0% of net assets.
(6)	At July 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7)	Insured by Assured Guaranty Municipal Corporation
(8)	When-issued security
(9)	Seven-day yield
(10)	Affiliated Companies
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
GO	General Obligation
IDA	Industrial Development Authority/Agency
IO	Interest-only security for which the fund receives interest on notional principal
PTT	Pass-Through Trust
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

(Amounts In 000s)
SWAPS 0.1%

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S34, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25	65,400	1,037	721	316
Total Centrally Cleared Credit Default Swaps, Protection Sold			721	316

Total Centrally Cleared Swaps				316

Net payments (receipts) of variation margin to date				(290)

Variation margin receivable (payable) on centrally cleared
swaps				$26

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 691 U. S. Treasury Notes five year contracts	9/20	87,152	406
Short, 22 Ultra U. S. Treasury Notes ten year contracts	9/20	(3,503)	—
Net payments (receipts) of variation margin to date			(352)

Variation margin receivable (payable) on open futures contracts			$54

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$243
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$243+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	7/31/20
T. Rowe Price Government
Reserve Fund	$33,507		¤	¤ $	123,973
T. Rowe Price Short-Term
Fund	19,926		¤	¤	70,555
Total					$194,528^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $243 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $194,528.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

Valuation Inputs

The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	1,550,148$	— $	1,550,148
Short-Term Investments		123,973	—	—	123,973
Securities Lending Collateral		70,555	—	—	70,555
Total Securities		194,528	1,550,148	—	1,744,676
Swaps		—	26	—	26
Futures Contracts		54	—	—	54
Total		$194,582$	1,550,174$	— $	1,744,756

1 Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities, U.S. Government Agency
Obligations (Excluding Mortgage-Backed), Foreign Government Obligations & Municipalities,
Municipal Securities.